SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning of year		10,704	14,991	14,991
Weighted Average Exercise Price, Outstanding at beginning of year		$ 1.32	$ 1.09	$ 1.09
Number of Options, Granted			15
Weighted Average Exercise Price, Granted			$ 5.10
Number of Options, Forfeited/ Expired		(189)	(35)
Weighted Average Exercise Price, Forfeited/ Expired		$ 0.13	$ 0.84
Number of Options, Exercised		(182)	(1,234)
Weighted Average Exercise Price, Exercised		$ 0.78	$ 0.62
Number of Options, Outstanding at end of period	10,333	10,333	13,737	10,704
Weighted Average Exercise Price, Outstanding at end of period	$ 1.37	$ 1.37	$ 1.14	$ 1.32
Number of Options, Exercisable at end of period	9,272	9,272	11,345
Weighted Average Exercise Price, Exercisable at end of period	$ 1.32	$ 1.32	$ 1.04